Cover	Oct. 06, 2025
Document Information Line Items
Entity Registrant Name	Lake Superior Acquisition Corp.
Entity Central Index Key	0002043508
Document Type	8-K
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Emerging Growth Company	true
Document Period End Date	Oct. 06, 2025
Entity Ex Transition Period	false
Entity File Number	001-42896
Entity Incorporation State Country Code	D8
Entity Address Address Line 1	521 Fifth Avenue
Entity Address Address Line 2	17th Floor
Entity Address City Or Town	New York
Entity Address State Or Province	NY
Entity Address Postal Zip Code	10175
City Area Code	646
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	886-8892
Units One Class A Ordinary Share And One Seventh Of One Right [Member]
Document Information Line Items
Security 12b Title	Units, each consisting of one Class A Ordinary Share and one-seventh of one right
Trading Symbol	LKSPU
Security Exchange Name	NASDAQ
Class A Ordinary Shares No Par Value [Member]
Document Information Line Items
Security 12b Title	Class A Ordinary Shares, no par value
Trading Symbol	LKSP
Security Exchange Name	NASDAQ
Rights, each whole right to acquire one Class A Ordinary Share [Member]
Document Information Line Items
Security 12b Title	Rights, each whole right to acquire one Class A Ordinary Share
Trading Symbol	LKSPR
Security Exchange Name	NASDAQ